Temporary Equity	9 Months Ended
Sep. 30, 2019
Temporary Equity Disclosure [Abstract]
Temporary Equity

9. Temporary Equity

Temporary equity represents the Original Owners’ 56.7% ownership of Brigham LLC. In addition, the Original Owners own all of our Class B common stock. Each share of Class B common stock does not have any economic rights but entitles its holder to one vote on all matters to be voted on by our stockholders, generally and a redemption right into Class A shares. As discussed in “Note 1- Business and Basis of Presentation,” following the IPO:

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Each holder of Brigham LLC Units following the restructuring, other than Brigham Minerals and its subsidiaries, received a number of shares of Class B common stock equal to the number of Brigham LLC Units held by such Brigham Unit Holder following the IPO;

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Brigham Minerals contributed, directly or indirectly, the net proceeds of the IPO to Brigham LLC in exchange for an additional number of Brigham LLC Units such that Brigham Minerals holds, directly or indirectly, a total number of Brigham LLC Units equal to the number of shares of Class A common stock outstanding following the IPO; and

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Under the Amended and Restated Limited Liability Company Agreement of Brigham LLC (the “Brigham LLC Agreement”), each Brigham Unit Holder, subject to certain limitations, has a right (the “Redemption Right”) to cause Brigham LLC to acquire all or a portion of its Brigham LLC Units for, at Brigham LLC’s election, (i) shares of our Class A common stock at a redemption ratio of one share of Class A common stock for each Brigham LLC Unit redeemed, subject to conversion rate adjustments for stock splits, stock dividends and reclassification and other similar transactions or (ii) an equivalent amount of cash. We will determine whether to issue shares of Class A common stock or cash based on facts in existence at the time of the decision, which we expect would include the relative value of the Class A common stock (including trading prices for the Class A common stock at the time), the cash purchase price, the availability of other sources of liquidity (such as an issuance of preferred stock) to acquire the Brigham LLC Units and alternative uses for such cash. Alternatively, upon the exercise of the Redemption Right, Brigham Minerals (instead of Brigham LLC) will have a call right to, for administrative convenience, acquire each tendered Brigham LLC Unit directly from the redeeming Brigham Unit Holder for, at its election, (x) one share of Class A common stock or (y) an equivalent amount of cash (the “Call Right”). The decision to make a cash payment upon a Brigham Unit Holder’s exercise of its Redemption Right is required to be made by the Company’s directors who are independent under Section 10A-3 of the Securities Act and do not hold any Brigham LLC Units subject to such redemption. In connection with any redemption of Brigham LLC Units pursuant to the Redemption Right or acquisition pursuant to our Call Right, the corresponding number of shares of Class B common stock will be cancelled.

Class B common stock is classified as temporary equity in the condensed consolidated and combined balance sheet as, pursuant to the Brigham LLC Agreement, the Redemption Rights of each Brigham Unit Holder for either shares of Class A common stock or an equivalent amount of cash is not solely within Brigham Minerals’ control. This is due to the holders of the Class B common stock collectively owning a majority of the voting stock of the Company, which allows the holders of Class B common stock to elect the members of the board of directors of the Company, including those directors that determine whether to make a cash payment upon a Brigham Unit Holder’s exercise of its Redemption Right. Temporary equity is recorded at the greater of the book value or redemption amount. From the date of the IPO through September 30, 2019, the Company recorded adjustments to the value of temporary equity as presented in the table below:

Temporary Equity Adjustments
(In thousands)
Balance—April 17, 2019(1)	$518,000
Net loss attribution post-IPO	(2,941)
Distribution of pre-IPO restricted cash to Original Owners	(441)
Adjustment of temporary equity to redemption amount(2)	97,344

Balance—June 30, 2019	$611,962

Net income attribution 3Q, 2019	$5,318
Distribution to non-controlling interest	(9,497)
Adjustment of temporary equity to redemption amount(3)	(3,797)

Balance—September 30, 2019	$603,986

(1)	Based on 28,777,802 shares of Class B common stock outstanding and Class A share price of $18.00 at IPO date.
(2)	Based on 28,777,802 shares of Class B common stock outstanding and Class A share 10-day VWAP of $21.27 at June 28, 2019.
(3)	Based on 28,777,802 shares of Class B common stock outstanding and Class A share 10-day VWAP of $20.99 at September 30, 2019.